7. Expenses	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Expenses
	2019 $	2018 $	2017 $
7a) Director and Employee benefits expense
Wages and Salaries	-	-	450,318
Contribution to defined contribution plans	-	-	16,902
	-	-	467,220
7b) Other expenses:		-
Audit fees	27,359	26,816	46,748
Computer maintenance & consumables	362	-	592
Communication expenses	5,984	7,976	14,725
Insurance costs	25,732	58,192	78,004
Legal fees	4,083	14,787	52,508
Due diligence costs	-	-	73,145
Other administrative costs	13,720	13,319	32,895
Total	77,240	121,090	298,617